Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2016-NXS5
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21-22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000CAW3	1.559000%	33,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000CAX1	2.711000%	121,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000CAY9	3.538000%	35,827,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000CAZ6	3.370000%	65,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	95000CBA0	3.372000%	85,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-6	95000CBB8	3.635000%	164,769,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-6FL	95000CBK8	5.343940%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-6FX	95000CBM4	3.635000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000CBC6	3.382000%	57,007,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000CBD4	3.988000%	50,320,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	95000CBG7	4.922281%	52,508,000.00	27,798,391.04	128,637.25	114,026.23	0.00	0.00	242,663.48	27,669,753.79	83.71%	18.25%
C	95000CBH5	4.955281%	39,381,000.00	39,381,000.00	0.00	98,811.96	0.00	0.00	98,811.96	39,381,000.00	60.52%	13.75%
D	95000CBJ1	4.955281%	26,254,000.00	26,254,000.00	0.00	0.00	0.00	0.00	0.00	26,254,000.00	45.06%	10.75%
E	95000CAJ2	4.955281%	20,784,000.00	20,784,000.00	0.00	0.00	0.00	0.00	0.00	20,784,000.00	32.83%	8.38%
F	95000CAL7	2.874000%	22,185,000.00	22,185,000.00	0.00	0.00	0.00	0.00	0.00	22,185,000.00	19.77%	5.84%
G	95000CAN3	2.874000%	9,539,000.00	9,539,000.00	0.00	0.00	0.00	0.00	0.00	9,539,000.00	14.15%	4.75%
H	95000CAQ6	2.874000%	41,568,836.00	24,031,762.28	0.00	0.00	0.00	0.00	0.00	24,031,762.28	0.00%	0.00%
V	95000CAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000CAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,129,838.01	169,973,153.32	128,637.25	212,838.19	0.00	0.00	341,475.44	169,844,516.07

X-A	95000CBE2	4.955281%	662,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	95000CBF9	0.033000%	52,508,000.00	27,798,391.04	0.00	764.46	0.00	0.00	764.46	27,669,753.79

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95000CAC7	2.081281%	22,185,000.00	22,185,000.00	0.00	38,477.67	0.00	0.00	38,477.67	22,185,000.00
X-G	95000CAE3	2.081281%	9,539,000.00	9,539,000.00	0.00	16,544.45	0.00	0.00	16,544.45	9,539,000.00
X-H	95000CAG8	2.081281%	41,568,836.00	24,031,762.28	0.00	41,680.70	0.00	0.00	41,680.70	24,031,762.28
Notional SubTotal			788,710,836.00	83,554,153.32	0.00	97,467.28	0.00	0.00	97,467.28	83,425,516.07

Deal Distribution Total					128,637.25	310,305.47	0.00	0.00	438,942.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000CAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000CAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000CAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	95000CBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-6	95000CBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-6FL	95000CBK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-6FX	95000CBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000CBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000CBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	95000CBG7	529.41249029	2.44986002	2.17159728	0.00000000	0.00000000	0.00000000	0.00000000	4.62145730	526.96263027
C	95000CBH5	1,000.00000000	0.00000000	2.50912775	1.62027272	6.59853635	0.00000000	0.00000000	2.50912775	1,000.00000000
D	95000CBJ1	1,000.00000000	0.00000000	0.00000000	4.12940047	48.86714672	0.00000000	0.00000000	0.00000000	1,000.00000000
E	95000CAJ2	1,000.00000000	0.00000000	0.00000000	4.12940050	50.51988308	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000CAL7	1,000.00000000	0.00000000	0.00000000	2.39499977	35.62767861	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000CAN3	1,000.00000000	0.00000000	0.00000000	2.39499948	121.63404026	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000CAQ6	578.11968274	0.00000000	0.00000000	1.38459662	176.03288002	0.00000000	0.00000000	0.00000000	578.11968274
V	95000CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000CAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000CBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	95000CBF9	529.41249029	0.00000000	0.01455892	0.00000000	0.00000000	0.00000000	0.00000000	0.01455892	526.96263027
X-F	95000CAC7	1,000.00000000	0.00000000	1.73440027	0.00000000	0.00000000	0.00000000	0.00000000	1.73440027	1,000.00000000
X-G	95000CAE3	1,000.00000000	0.00000000	1.73440088	0.00000000	0.00000000	0.00000000	0.00000000	1.73440088	1,000.00000000
X-H	95000CAG8	578.11968274	0.00000000	1.00269105	0.00000000	0.00000000	0.00000000	0.00000000	1.00269105	578.11968274

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-6	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-6FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-6FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	764.46	0.00	764.46	0.00	0.00	0.00	764.46	0.00
X-F	07/01/26 - 07/30/26	30	0.00	38,477.67	0.00	38,477.67	0.00	0.00	0.00	38,477.67	0.00
X-G	07/01/26 - 07/30/26	30	0.00	16,544.45	0.00	16,544.45	0.00	0.00	0.00	16,544.45	0.00
X-H	07/01/26 - 07/30/26	30	0.00	41,680.70	0.00	41,680.70	0.00	0.00	0.00	41,680.70	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	114,026.23	0.00	114,026.23	0.00	0.00	0.00	114,026.23	0.00
C	07/01/26 - 07/30/26	30	195,242.76	162,619.92	0.00	162,619.92	63,807.96	0.00	0.00	98,811.96	259,856.96
D	07/01/26 - 07/30/26	30	1,169,714.57	108,413.28	0.00	108,413.28	108,413.28	0.00	0.00	0.00	1,282,958.07
E	07/01/26 - 07/30/26	30	960,214.68	85,825.46	0.00	85,825.46	85,825.46	0.00	0.00	0.00	1,050,005.25
F	07/01/26 - 07/30/26	30	735,505.44	53,133.07	0.00	53,133.07	53,133.07	0.00	0.00	0.00	790,400.05
G	07/01/26 - 07/30/26	30	1,134,703.59	22,845.90	0.00	22,845.90	22,845.90	0.00	0.00	0.00	1,160,267.11
H	07/01/26 - 07/30/26	30	7,242,579.87	57,556.07	0.00	57,556.07	57,556.07	0.00	0.00	0.00	7,317,481.92
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			11,437,960.91	701,887.21	0.00	701,887.21	391,581.74	0.00	0.00	310,305.47	11,860,969.36

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

Additional Information

	Total Available Distribution Amount (1)	438,942.72
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Due to the cessation of LIBOR please see the LIBOR transition notice posted under the Special Notices tab for details on the Next Period rate.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	704,243.72	Master Servicing Fee	953.02
Interest Reductions due to Nonrecoverability Determination	(119,548.63)	Certificate Administrator Fee	799.92
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	73.18
ARD Interest	0.00	Operating Advisor Fee	171.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	42.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	584,695.09	Total Fees	2,250.32

Principal		Expenses/Reimbursements
Scheduled Principal	128,637.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	230,878.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	41,260.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	128,637.25	Total Expenses/Reimbursements	272,139.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	310,305.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	128,637.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	438,942.72
Total Funds Collected	713,332.34	Total Funds Distributed	713,332.35

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	169,973,153.32	169,973,153.32	Beginning Certificate Balance	169,973,153.32
(-) Scheduled Principal Collections	128,637.25	128,637.25	(-) Principal Distributions	128,637.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	169,844,516.07	169,844,516.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	171,449,529.86	171,449,529.86	Ending Certificate Balance	169,844,516.07
Ending Actual Collateral Balance	171,402,884.82	171,402,884.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	8,103,461.16	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	8,103,461.16	0.00	Net WAC Rate	4.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	Less than 1.21	5	127,214,739.10	74.90%	(7)	4.7794	0.029999
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	1	23,665,732.21	13.93%	(8)	5.0000	1.283400
3,000,001 to 4,000,000	1	3,119,329.09	1.84%	(7)	5.4400	0.776400	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	18,964,044.76	11.17%	(7)	4.7910	1.703400
7,000,001 to 8,000,000	1	7,701,221.59	4.53%	(9)	6.0500	0.204700	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,925,846.15	21.15%	(7)	5.0965	1.039061	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	48,098,119.24	28.32%	(7)	4.9543	0.906944	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	75,000,000.00	44.16%	(7)	4.4300	(0.246100)	2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Idaho	1	2,445,658.21	1.44%	(9)	6.0500	0.204700
							Lodging	2	7,701,221.59	4.53%	(9)	6.0500	0.204700
Illinois	1	75,000,000.00	44.16%	(7)	4.4300	(0.246100)
							Mixed Use	1	23,665,732.21	13.93%	(8)	5.0000	1.283400
New York	2	20,081,130.48	11.82%	(7)	5.4383	0.370877
							Office	3	102,551,716.12	60.38%	(7)	4.5751	(0.027166)
Utah	1	18,964,044.76	11.17%	(7)	4.7910	1.703400
							Retail	2	35,925,846.15	21.15%	(7)	5.0965	1.039061
Washington	1	5,255,563.38	3.09%	(9)	6.0500	0.204700
							Totals	8	169,844,516.07	100.00%	(7)	4.8114	0.391489
Washington, DC	2	48,098,119.24	28.32%	(7)	4.9543	0.906944

Totals	8	169,844,516.07	100.00%	(7)	4.8114	0.391489

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	75,000,000.00	44.16%	(7)	4.4300	(0.246100)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	67,062,164.00	39.48%	(7)	4.9081	1.132168	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
	5.251% to 5.500%	2	20,081,130.48	11.82%	(7)	5.4383	0.370877	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	1	7,701,221.59	4.53%	(9)	6.0500	0.204700
	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	7	169,844,516.07	100.00%	(7)	4.8114	0.391489	Interest Only	2	91,961,801.39	54.14%	(7)	4.6159	(0.146058)
	60 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	311 months or less	5	77,882,714.68	45.86%	(7)	5.0423	1.026209
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	162,143,294.48	95.47%	(7)	4.7526	0.400360			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	7,701,221.59	4.53%	(9)	6.0500	0.204700
	Totals	7	169,844,516.07	100.00%	(7)	4.8114	0.391489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310930237	OF	Chicago	IL	Actual/360	4.430%	286,104.17	0.00	0.00	N/A	01/11/26	--	75,000,000.00	75,000,000.00	07/11/25
8	305550008	OF	Washington	DC	Actual/360	4.910%	103,466.09	38,931.61	0.00	N/A	02/05/26	--	24,471,318.64	24,432,387.03	06/05/26
9	305550009	MU	Washington	DC	Actual/360	5.000%	102,055.66	37,517.96	0.00	N/A	12/05/25	--	23,703,250.17	23,665,732.21	05/05/26
11	610931940	RT	St George	UT	Actual/360	4.791%	78,425.04	45,398.66	0.00	N/A	01/11/26	--	19,009,443.42	18,964,044.76	03/11/26
16	305550016	RT	New York	NY	Actual/360	5.438%	0.00	0.00	0.00	N/A	01/05/26	--	16,961,801.39	16,961,801.39	06/05/19
25	305550025	LO	Various	Various	Actual/360	6.050%	0.00	0.00	0.00	N/A	11/05/25	--	7,701,221.59	7,701,221.59	09/05/21
55	305550055	OF	Rensselaer	NY	Actual/360	5.440%	14,644.13	6,789.02	0.00	N/A	01/05/26	--	3,126,118.11	3,119,329.09	03/05/26
Totals							584,695.09	128,637.25	0.00				169,973,153.32	169,844,516.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	928,587.00	0.00	--	--	05/11/26	60,591,474.04	2,558,319.68	54,438.14	1,092,305.32	0.00	0.00
8	798,983.00	271,980.00	01/01/26	03/31/26	06/11/26	7,723,763.01	0.00	142,140.83	284,587.90	0.00	0.00
9	2,217,659.00	0.00	--	--	04/13/26	8,814,470.03	37,913.24	139,324.81	418,417.48	18,154.00	0.00
11	2,819,327.60	2,032,412.85	01/01/25	09/30/25	06/11/26	0.00	19,093.71	123,296.77	599,618.86	0.00	0.00
16	277,771.76	0.00	--	--	04/13/26	16,979,597.40	4,077,038.29	0.00	0.00	0.00	0.00
25	1,117,292.00	193,793.00	01/01/23	06/30/23	07/11/25	6,334,234.06	17,650.15	0.00	0.00	0.00	0.00
55	250,831.56	0.00	--	--	05/11/26	0.00	0.00	21,400.34	85,679.45	0.00	0.00
Totals	8,410,451.92	2,498,185.85				100,443,538.54	6,710,015.07	480,600.88	2,480,609.01	18,154.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.811449%	4.545353%	(7)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.811533%	4.545433%	(6)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.811623%	4.545519%	(5)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	1	1,138,990.43	4.811706%	4.545597%	(4)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.837496%	4.571410%	(3)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.837557%	4.599027%	(2)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.837635%	4.599150%	(1)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	16,961,801.39	0	0.00	0	0.00	1	4,492,254.18	4.844500%	4.672753%	0
12/17/25	0	0.00	0	0.00	2	91,961,801.39	0	0.00	1	16,961,801.39	0	0.00	0	0.00	3	28,746,095.19	4.874928%	4.767259%	1
11/18/25	0	0.00	0	0.00	2	91,961,801.39	0	0.00	1	16,961,801.39	0	0.00	0	0.00	10	57,479,912.63	4.922881%	4.831445%	2
10/20/25	0	0.00	0	0.00	4	103,274,316.43	0	0.00	1	16,961,801.39	0	0.00	0	0.00	1	1,349,719.39	4.957086%	4.891341%	3
09/17/25	0	0.00	1	75,000,000.00	3	28,274,316.43	0	0.00	1	16,961,801.39	0	0.00	0	0.00	2	4,635,115.86	4.959417%	4.896995%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310930237	07/11/25	12	5	54,438.14	1,092,305.32	0.00	75,000,000.00	08/02/22	13
8	305550008	06/05/26	1	5	142,140.83	284,587.90	9,600.00	24,513,415.61	01/23/26	2
9	305550009	05/05/26	2	5	139,324.81	418,417.48	22,521.16	23,781,073.80	11/07/25	13
11	610931940	03/11/26	4	5	123,296.77	599,618.86	0.00	19,194,202.79	04/01/26	13
16	305550016	06/05/19	85	5	0.00	0.00	0.00	17,000,000.00	10/04/18	7			07/05/22
25	305550025	09/05/21	58	5	0.00	0.00	36,616.38	8,760,297.63	12/14/18	98	10/15/20
55	305550055	03/05/26	4	5	21,400.34	85,679.45	0.00	3,153,894.99	01/23/26	11
Totals					480,600.88	2,480,609.01	68,737.54	171,402,884.82
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		169,844,516	0	152,882,715		16,961,801
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	169,844,516	0	24,432,387	23,665,732	104,784,595	16,961,801
Jul-26	169,973,153	0	0	48,174,569	104,836,783	16,961,801
Jun-26	170,110,858	0	0	48,257,307	104,891,750	16,961,801
May-26	170,238,371	48,333,080	0	0	104,943,489	16,961,801
Apr-26	173,986,285	0	0	0	157,024,483	16,961,801
Mar-26	174,112,683	0	0	0	157,150,881	16,961,801
Feb-26	174,267,600	0	0	0	157,305,799	16,961,801
Jan-26	204,081,761	54,407,013	0	0	132,712,948	16,961,801
Dec-25	344,985,992	217,733,994	0	0	110,290,197	16,961,801
Nov-25	418,194,487	314,920,171	0	0	86,312,515	16,961,801
Oct-25	511,229,868	407,955,552	0	0	86,312,515	16,961,801
Sep-25	546,911,845	443,637,528	0	75,000,000	11,312,515	16,961,801
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310930237	75,000,000.00	75,000,000.00	27,200,000.00	04/09/26	(1,160,708.00)	(0.24610)	12/31/25	01/11/26	I/O
8	305550008	24,432,387.03	24,513,415.61	17,300,000.00	05/12/26	231,686.75	0.54230	03/31/26	02/05/26	233
9	305550009	23,665,732.21	23,781,073.80	16,300,000.00	12/04/25	2,149,706.19	1.28340	12/31/25	12/05/25	233
11	610931940	18,964,044.76	19,194,202.79	39,500,000.00	05/15/22	1,898,360.85	1.70340	09/30/25	01/11/26	232
16	305550016	16,961,801.39	17,000,000.00	8,100,000.00	02/24/26	277,771.76	0.29630	12/31/25	01/05/26	I/O
25	305550025	7,701,221.59	8,760,297.63	7,500,000.00	06/01/26	78,613.50	0.20470	06/30/23	11/05/25	170
55	305550055	3,119,329.09	3,153,894.99	4,125,000.00	03/11/26	199,695.56	0.77640	12/31/25	01/05/26	232
Totals		169,844,516.07	171,402,884.82	120,025,000.00		3,675,126.61

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	310930237	OF	IL	08/02/22	13

A Receiver (Transwestern) has been appointed and is in control of the Property. The Receiver team is working on stabilizing the Property and evaluating any immediate needs. Receiver team is also working with Special Servicer to review

	leasing requests at the Property. Special Servicer is reviewing potential disposition options in conjunction with Receiver.Receiver is also working to review immediate CapEx needs at the Property.

8	305550008	OF	DC	01/23/26	2

Special Servicer received approval to initiate foreclosure and appointment of a receiver. Counsel is preparing the filings. As of 3/31/26, the property is 71.5% occupied. Updated financials have been requested from the Borrower.

9	305550009	MU	DC	11/07/25	13
	Borrower has communicated it will consent to a Receiver at the Property. Special Servicer is working with counsel to have the Receiver appointed.

11	610931940	RT	UT	04/01/26	13

The Special Servicer and the Borrower remain engaged in forbearance discussions. The Special Servicer is simultaneously seeking approval to pursue foreclosure and the appointment of a receiver as well as seeking approval to forbearance

	terms.

16	305550016	RT	NY	10/04/18	7

The property is currently in REO, with the Special Servicer having appointed a property manager and leasing agent.- Lease extension has been fully executed with the current tenant and the property maintains 100% occupancy. Special Servicer

	is assess in g strategies for property disposition. The plan is to explore disposition in Q4 2026.

25	305550025	LO	Various	12/14/18	98
	The US Trustee is currently marketing the properties for sale and evaluating offers for both Nampa and Ocean Shores. The Special Servicer will review all offers as they are submitted.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
55	305550055	OF	NY	01/23/26	11

The Borrower communicated that they intended to pay off the Loan by 7/24/2026; however, the Borrower did not pay off the Loan as their refinancing lender needed additional time. The Borrower subsequently advised that they now expect to pay off by 8/31/202 6.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	305550033	7,127,422.85	5.01800%	7,127,422.85 5.01800%		10	08/06/20	08/06/20	09/11/20
Totals		7,127,422.85		7,127,422.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	310932832	05/17/23	22,470,236.35	36,000,000.00	23,170,015.02	462,923.14	23,170,015.02	22,707,091.88	0.00	0.00	(450.00)	450.00	0.00%
17	301741124	01/16/26	15,062,699.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
21	301741125	02/18/26	12,182,353.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	410932578	01/16/26	8,126,588.39	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
27	310931965	11/18/25	7,762,964.07	20,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
36	310932662	02/18/21	6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	456,519.35	1,080,060.73	15.76%
42	305550042	07/15/22	5,465,209.56	4,600,000.00	4,786,867.52	1,090,511.92	4,786,867.52	3,696,355.60	1,768,853.96	0.00	223,127.47	1,545,726.49	25.33%
43	305550043	04/17/25	4,967,880.18	360,000.00	1,086,006.46	462,923.61	1,086,006.46	623,082.85	4,344,797.33	0.00	9,725.00	4,335,072.33	72.85%
48	305550048	05/15/26	3,611,293.45	4,125,000.00	3,533,961.78	2,394,971.35	3,533,961.78	1,138,990.43	2,472,303.02	0.00	0.00	2,472,303.02	53.16%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			85,987,247.70	85,285,000.00	39,127,037.35	6,160,074.28	39,127,037.35	32,966,963.07	10,122,534.39	0.00	688,921.82	9,433,612.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	310932832	09/15/23	0.00	0.00	450.00	0.00	0.00	450.00	0.00	0.00	450.00
		05/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	301741124	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	301741125	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	410932578	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	310931965	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	310932662	12/17/24	0.00	0.00	1,080,060.73	0.00	0.00	(297.00)	0.00	0.00	1,080,060.73
		10/17/23	0.00	0.00	1,080,357.73	0.00	0.00	(27,016.67)	0.00	0.00
		09/15/23	0.00	0.00	1,107,374.40	0.00	0.00	(237,256.95)	0.00	0.00
		06/16/23	0.00	0.00	1,344,631.35	0.00	0.00	28,796.17	0.00	0.00
		05/17/23	0.00	0.00	1,315,835.18	0.00	0.00	(4,943.01)	0.00	0.00
		04/17/23	0.00	0.00	1,320,778.19	0.00	0.00	(215,801.89)	0.00	0.00
		02/18/21	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00
42	305550042	08/17/23	0.00	0.00	1,545,726.49	0.00	0.00	(219,015.84)	0.00	0.00	1,545,726.49
		06/16/23	0.00	0.00	1,764,742.33	0.00	0.00	(4,111.63)	0.00	0.00
		07/15/22	0.00	0.00	1,768,853.96	0.00	0.00	1,768,853.96	0.00	0.00
43	305550043	07/17/25	0.00	0.00	4,335,072.33	0.00	0.00	(9,725.00)	0.00	0.00	4,335,072.33
		04/17/25	0.00	0.00	4,344,797.33	0.00	0.00	4,344,797.33	0.00	0.00
48	305550048	05/15/26	0.00	0.00	2,472,303.02	0.00	0.00	2,472,303.02	0.00	(1,882,262.70)	590,040.32
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,433,612.57	0.00	0.00	9,433,612.57	0.00	(1,882,262.70)	7,551,349.87

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	230,878.76	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,268.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,102.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	4,092.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,651.50	0.00	0.00	0.00	0.00	79,427.40	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	40,121.23	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	41,260.55	0.00	0.00	230,878.76	0.00	119,548.63	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		391,687.94

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27